Note Transfers of financial assets and servicing rights (Quantitative and qualitaty information) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Commercial
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	$ 11,488,861	$ 10,798,507
Principal amount 60 days or more past due	305,281	314,339
Net credit losses (recoveries)	56,552	13,073
Construction
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	880,029	776,300
Principal amount 60 days or more past due	170	1,668
Net credit losses (recoveries)	(2,630)	(2,935)
Legacy
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	32,980	45,293
Principal amount 60 days or more past due	3,456	3,683
Net credit losses (recoveries)	(1,730)	(1,913)
Leasing
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	809,990	702,893
Principal amount 60 days or more past due	4,464	4,418
Net credit losses (recoveries)	6,770	3,888
Mortgages
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	8,891,107	8,448,883
Principal amount 60 days or more past due	2,193,772	1,074,252
Net credit losses (recoveries)	76,235	68,530
Consumer
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	3,810,527	3,754,393
Principal amount 60 days or more past due	101,666	104,895
Net credit losses (recoveries)	105,655	85,398
Loans Securitized Sold
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	1,488,305	1,663,701
Principal amount 60 days or more past due	497,304	119,458
Net credit losses (recoveries)	1,051	2,281
Loans Held-for-Sale
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	132,395	88,821
Principal amount 60 days or more past due	872	0
Net credit losses (recoveries)	0	(5,445)
Loans Held In Portfolio
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	24,810,068	23,346,625
Principal amount 60 days or more past due	2,176,239	1,467,876
Net credit losses (recoveries)	242,649	171,921
Covered Under Loss Sharing Agreements With F D I C [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Total principal amount of loans, net of unearned	517,274	572,878
Principal amount 60 days or more past due	65,606	84,079
Net credit losses (recoveries)	$ 2,848	$ 2,716